Trade and Other Payables (Details) - USD ($) $ in Millions	Jun. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Trade and other payables [abstract]
Trade payables	$ 22		$ 47		$ 33
Customer deposits and other deferred revenue	421	[1]	395	[1]	497
Outstanding chips liability	382	[1]	485	[1],[2]	514	[2]
Construction payables and accruals	283		278		147
Interest payables	138		130		125
Accrued employee benefit expenses	96		174		155
Other tax payables	31		302		325
Loyalty program liability	30	[1]	31	[1],[2]	33	[2]
Casino liabilities	24		41		67
Payables to related companies - non-trade	8		9		9
Other payables and accruals	54		104		127
Trade and other payables	1,489		1,996		2,032
Trade and other non-current payables	(119)		(122)		(104)
Trade and other current payables	$ 1,370		$ 1,874		$ 1,928

[1]	These balances represent the Group’s main types of liabilities associated with contracts with customers. With the exception of mall deposits, which typically extend beyond a year based on the terms of the lease, these liabilities are generally expected to be recognized as revenue or redeemed for cash within one year of being purchased, earned or deposited.
[2]	These balances represent the Group’s main types of liabilities associated with contracts with customers.